Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Taxes (Details) [Line Items]
Federal statutory income tax rate			21.00%
Increased of valuation allowance			$ 7,936	$ 4,856
Accumulated federal and state net operating losses			31,574
Unrecognized tax benefits			2,080	2,080
Capitalized of costs			13,486
Provision (benefit) for income taxes	$ 1,280	$ 31
Deferred tax liability	1,386		86	20
Income tax benefit	$ (1,280)	$ 31	67	$ (273)
Income Taxes [Member]
Income Taxes (Details) [Line Items]
Accumulated federal and state net operating losses			$ 29,979